Derivatives and Fair Value Measurements - Paid to and Received from Counterparties for Settlements of Matured Swaps (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Paid to counterparties	$ 5,583	$ 7,537	$ 829
Received from counterparties	$ 726	$ 0	$ 4,713